Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Retirement benefits	$ 3,946		$ 3,766
Leases	1,525		1,729
Share-based and other compensation	616		637
Domestic tax loss/credit carryforwards	1,746		1,259
Deferred income	712		600
Foreign tax loss/credit carryforwards	818		836
Bad debt, inventory and warranty reserves	361		298
Depreciation	308		253
Hedging losses	576
Restructuring charges	302		138
Accruals	483		368
Intangible assets	3,540	$ 3,400	592
Capitalized research and development	1,387		722
Other	1,441		1,300
Gross deferred tax assets	17,761		12,498
Less: valuation allowance	850		608	$ 915
Net deferred tax assets	16,911		11,890
Deferred Tax Liabilities
Goodwill and intangible assets	2,679		3,111
GILTI deferred taxes	4,365		1,908
Leases and right of use assets	1,908		2,216
Depreciation	709		728
Retirement benefits	1,221		1,002
Software development costs	1,007		1,075
Deferred transition costs	205		233
Undistributed foreign earnings	307		725
Other	741		940
Gross deferred tax liabilities	$ 13,142		$ 11,938